Subsequent Events	12 Months Ended
Dec. 31, 2025
Subsequent Events [Abstract]
Subsequent events

33. Subsequent events

On January 30, 2026, PicS N.V. completed its initial public offering (“IPO”) of Class A common shares on the National Association of Securities Dealers Automated Quotation (“NASDAQ”) under the ticker symbol “PICS”. The Company issued and sold 22,857,143 Class A common shares at a public offering price of US$ 19.00 per share (equivalent to R$ 98.71 per share at the exchange rate on the transaction date), resulting in aggregate gross proceeds of R$ 2,256,376 (US$ 434,286) and net proceeds of R$ 2,098,430 (US$ 403,886), after deducting underwriting discounts, commissions and other offering costs.

The offering costs were accounted for as a direct deduction from equity, in accordance with applicable accounting standards. As a result of the IPO, the Company’s equity increased in 2026 by the amount of the net proceeds received from the offering.

The IPO occurred subsequent to the reporting period. Accordingly, the issuance of Class A common shares did not have an impact on the Company’s consolidated financial position, results of operations or earnings per share for the reporting period presented. However, the IPO resulted in a significant increase in the Company’s cash and cash equivalents and equity in 2026 by the amount of the net proceeds received, and will prospectively affect the number of shares outstanding and earnings per share in future periods. On February 18, 2026, the Company invested R$ 1,500,000 in PicPay Bank to support the bank’s growth while meeting regulatory capital requirements. This investment did not impact the consolidated capital position.

On January 30, 2026 Prior to the closing of the offering, the Company’s share capital comprised Class A common shares R$ 0.06 (EUR 0.01 nominal value), Class B common shares R$ 0.61 (EUR 0.10 nominal value) and conversion shares R$ 0.55 (EUR 0.09 nominal value). Each Class B common share is convertible into one Class A common share and one conversion share.

Upon completion of the offering, the outstanding share capital of the Company was comprised of 43,135,919 Class A common shares and 86,451,624 Class B common shares. No conversion shares were outstanding after the offering.

Following the offering, the Company’s authorized share capital amounted to R$ 225,374 (EUR 36,360), and the Company remained in compliance with applicable Dutch statutory capital requirements.

In February 2026, the Board of Directors of the Fundo Garantidor de Créditos (“FGC”) (Brazil’s deposit insurance fund), approved an emergency recapitalization plan following the liquidation of certain banks by the Central Bank of Brazil, requiring member institutions, including subsidiaries of the Company, to advance contributions over a multi-year period. On March 25, 2026, the Company advanced R$ 170,137 to the FGC pursuant to this plan.